Lines of Credit and Debt - Summary of German Private Placement Tranches (Details) - Designated as hedging instrument $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying Value	$ 349,812
March 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €		€ 11.5
Interest Rate	0.40%
Carrying Value	$ 13,660
March 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €		€ 23.0
Carrying Value	$ 27,320
March 2021 | EURIBOR
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Rate	0.40%	0.40%
October 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €		€ 21.5
Interest Rate	0.68%
Carrying Value	$ 25,535
October 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €		€ 64.5
Carrying Value	$ 76,605
October 2022 | EURIBOR
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Rate	0.50%	0.50%
October 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	$ 45,000
Carrying Value	$ 44,862
October 2022 | LIBOR
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Rate	1.20%	1.20%
October 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €		€ 25.0
Carrying Value	$ 31,792
October 2022 | EURIBOR
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Rate	0.50%	0.50%
June 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €		€ 64.0
Interest Rate	1.09%
Carrying Value	$ 76,005
June 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €		€ 31.0
Carrying Value	$ 36,815
June 2024 | EURIBOR
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Rate	0.70%	0.70%
June 2027
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €		€ 14.5
Interest Rate	1.61%
Carrying Value	$ 17,218